UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Roark, Rearden & Hamot Capital Management, LLC*
Address:     222 Berkeley Street, 17th Floor
             Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Seth W. Hamot
Title:    Managing Member
Phone:    (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          August 12, 2011
-----------------          ----------          ---------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     $130,791
(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
---     --------------------     ----
1       28-11734                 Costa Brava Partnership III L.P.
2       28-11736                 Roark, Rearden & Hamot, LLC
3       28-11733                 Seth W. Hamot


                                                      COSTA BRAVA PARTNERSHIP III L.P.
                                                 FORM 13F INFORMATION TABLE AS OF 6/30/2011

                                                    SHARES     MARKET                                VOTING AUTHORITY
                           TITLE OF                 OR PRN      VALUE   INVESTMENT    OTHER
     NAME OF ISSUER          CLASS       CUSIP      AMOUNT   LONG X1000 DISCRETION   MANAGERS     SOLE     SHARED     NONE

ARBOR RLTY TR INC             COM      038923108    633000    2,962.44     sole                 633000
ARTHROCARE CORP               COM      043136100    109535    3,666.14     sole                 109535
BENIHANA INC                  COM      082047200    350000    3,671.50     sole                 350000
ENERGY PARTNERS LTD           COM NEW  29270U303    523790    7,757.33     sole                 523790
FIRST PL FINL CORP            COM      33610T109     50000       57.50     sole                  50000
HARVARD BIOSCIENCE INC        COM      416906105    590000    3,144.70     sole                 590000
INCONTACT INC                 COM      45336E109    201200      955.70     sole                 201200
INFUSYSTEM HOLDINGS INC       COM      45685K102    651986    1,408.29     sole                 651986
KIT DIGITAL INC               COM NEW  482470200    850000   10,149.00     sole                 850000
KKR FINANCIAL HOLDINGS LLC    COM      48248A306    145600    1,428.34     sole                 145600
KRATOS DEFENSE & SEC SOLUTIO  COM NEW  50077B207     60000      729.60     sole                  60000
MEDQUIST HOLDINGS INC         COM      58506K102   2832716   36,598.69     sole                2832716
METROPOLITAN HEALTH NETWORKS  COM      592142103     25000      119.75     sole                  25000
MGIC INVESTMENT CORP WIS      COM      552848103    100000      595.00     sole                 100000
MIDDLEBY CORP                 COM      596278101     15000    1,410.60     sole                  15000
NABI BIOPHARMACEUTICALS       COM      629519109   2643044   14,219.58     sole                2643044
NEW YORK & CO INC             COM      649295102     65000      321.75     sole                  65000
NEWCASTLE INVT CORP           COM      65105M108   2004000   11,583.12     sole                2004000
NORDION INC                   COM      65563C105    168609    1,846.27     sole                 168609
OVERHILL FARMS INC            COM      690212105     63428      353.86     sole                  63428
POPULAR INC                   COM      733174106    750000    2,070.00     sole                 750000
QLT INC                       COM      746927102   2171083   15,653.51     sole                2171083
RADIAN GROUP INC              COM      750236101   1300000    5,499.00     sole                1300000
SANTARUS INC                  COM      802817304   1136800    3,831.02     sole                1136800
TERRA NOVA RTY CORP           COM      88102D103    100000      758.00     sole                 100000